Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	CVSL INC.
Entity Central Index Key	0001403085
Document Type	S-1
Pre-Effective Amendment Number	8
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	Update to reflect changes incorporated subsequent to previous amendment.
Entity Filer Category	Smaller Reporting Company